CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CLP ($) $ in Thousands		Total	Common Stock	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests
Beginning Balance at Dec. 31, 2019		$ 1,442,927,223	$ 562,693,346	$ (101,931,435)	$ 329,691	$ (7,728,154)	$ (28,172,631)	$ (137,502,529)	$ 902,863,353	$ 1,328,054,170	$ 114,873,053
Changes
Final dividends	[1]	(29,134,204)	0	0	0	0	0	0	(29,134,204)	(29,134,204)	0
Interim dividends	[2]	(20,692,161)	0	0	0	0	0	0	(20,692,161)	(20,692,161)	0
Interim dividends according to policy	[3]	(27,383,975)	0	0	0	0	0	0	(27,383,975)	(27,383,975)	0
Other increase (decrease) in Equity	[4]	(12,093,177)	0	0	0	0	0	0	0	0	(12,093,177)
Effects business combination	[5]	573,955	0	0	0	0	0	0	0	0	573,955
Total comprehensive income (loss)	[6]	54,573,160	0	(52,043,623)	2,968,182	(1,298,021)	0	(50,373,462)	96,152,272	45,778,810	8,794,350
Increase (decrease) through changes in ownership interests in subsidiaries	[7]	47,854	0	0	0	0	(48,185)	(48,185)	0	(48,185)	96,039
Total changes in equity		(34,108,548)	0	(52,043,623)	2,968,182	(1,298,021)	(48,185)	(50,421,647)	18,941,932	(31,479,715)	(2,628,833)
Ending Balance at Dec. 31, 2020		1,408,818,675	562,693,346	(153,975,058)	3,297,873	(9,026,175)	(28,220,816)	(187,924,176)	921,805,285	1,296,574,455	112,244,220
Changes
Final dividends	[1]	(24,038,068)	0	0	0	0	0	0	(24,038,068)	(24,038,068)	0
Interim dividends	[2]	(73,900,574)	0	0	0	0	0	0	(73,900,574)	(73,900,574)	0
Interim dividends according to policy	[3]	(25,680,792)	0	0	0	0	0	0	(25,680,792)	(25,680,792)	0
Eventual dividends	[8]	(165,167,784)	0	0	0	0	0	0	(165,167,784)	(165,167,784)	0
Other increase (decrease) in Equity	[4]	(16,003,620)	0	0	0	0	0	0	0	0	(16,003,620)
Total comprehensive income (loss)	[6]	333,694,924	0	102,229,659	1,812,733	3,580,153	0	107,622,545	199,162,731	306,785,276	26,909,648
Increase (decrease) through changes in ownership interests in subsidiaries	[9]	(12,207,458)	0	0	0	0	(6,954,281)	(6,954,281)	0	(6,954,281)	(5,253,177)
Total changes in equity		16,696,628	0	102,229,659	1,812,733	3,580,153	(6,954,281)	100,668,264	(89,624,487)	11,043,777	5,652,851
Ending Balance at Dec. 31, 2021		1,425,515,303	562,693,346	(51,745,399)	5,110,606	(5,446,022)	(35,175,097)	(87,255,912)	832,180,798	1,307,618,232	117,897,071
Changes
Final dividends	[1]	(48,219,783)	0	0	0	0	0	0	(48,219,783)	(48,219,783)	0
Interim dividends	[2]	(49,919,838)	0	0	0	0	0	0	(49,919,838)	(49,919,838)	0
Interim dividends according to policy	[3]	(9,164,337)	0	0	0	0	0	0	(9,164,337)	(9,164,337)	0
Other increase (decrease) in Equity	[4]	(14,698,083)	0	0	0	0	0	0	0	0	(14,698,083)
Total comprehensive income (loss)	[6]	131,245,805	0	11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)	118,168,351	114,609,167	16,636,638
Increase (decrease) through changes in ownership interests in subsidiaries	[10]	(438,135)	0	0	0	0	102,625	102,625	0	102,625	(540,760)
Increase (decrease) for other contribitions from owners	[11]	1,648,121	0	0	0	0	0	0	0	0	1,648,121
Total changes in equity		10,453,750	0	11,706,309	(9,291,567)	(4,905,072)	(966,229)	(3,456,559)	10,864,393	7,407,834	3,045,916
Ending Balance at Dec. 31, 2022		$ 1,435,969,053	$ 562,693,346	$ (40,039,090)	$ (4,180,961)	$ (10,351,094)	$ (36,141,326)	$ (90,712,471)	$ 843,045,191	$ 1,315,026,066	$ 120,942,987

[1]	Corresponds to the difference between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of income (Note 28 - Common Shareholders’ Equity).
[2]	Corresponds to Interin dividends that were paid on Decembre 30, 2020, October 29, 2921 and December 29, 2022 as agreed by the Board of Directors.
[3]	Corresponds to the difference between CCU’s policy to distribute a minimum dividend of at least 50% of the income (Note 28 - Common Shareholders’ Equity) and the dividends declared or payed as of December 31 of each year.
[4]	Mainly related to dividends of Non-controlling interest.
[5]	See Note 15 - Business Combinations, letter b).
[6]	See Note 28 - Common Shareholders’ Equity.
[7]	See Note 1 – General information, letter C, numbers (17) and (18).
[8]	Corresponds to eventual dividend No. 263 that was paid as of December 3, 2021, against retained earnings (Note 28 - Equity attributable to owners of the parent company).
[9]	See Note 1 – General information, letter C, numbers (3) and (4).
[10]	See Note 1 – General information, letter C, numbers (4).
[11]	See Note 1 – General information, letter C, number (11).